DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
DISCONTINUED OPERATIONS
Summary of post-tax results of the discontinued operations

	Year ended December 31,
	2023	2022
Revenue	$—	$96.8
Expenses	—	98.4
Loss before income taxes	—	(1.6)
Income tax expense	—	5.0
Net loss	—	(6.6)
Impairment	—	(121.3)
Net loss and comprehensive loss from discontinued operations	$—	$(127.9)

	Year ended December 31,
	2023	2022
Operating cash flows from discontinued operations	$—	$(35.4)
Investing cash flows from discontinued operations	—	(7.2)
Financing cash flows from discontinued operations	—	(1.0)
Decrease in cash from discontinued operations	$—	$(43.6)